Operating Profit - Summary of Operating Profit (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Amortization of intangible assets	¥ 160	¥ 142	¥ 129
Depreciation of property, plant and equipment (note 17) - owned	7,926	7,065	6,388
Depreciation of property, plant and equipment, owned	6,690	6,302	5,563
Depreciation of investment properties	26	12	11
Amortization of long-term deferred assets included in other non-current assets	468	402	394
Amortization of prepayments for land use rights	43	45	63
Consumption of flight equipment spare parts	1,088	1,131	1,198
Auditors' remuneration	17	19	18
Co-operation routes income (note 6)	(4,536)	(3,884)	(3,196)
Routes subsidy income (note 6)	(441)	(295)	(400)
Other subsidy income (note 6)	(453)	(762)	(935)
Gain on disposal of a subsidiary		(1,754)
Foreign exchange differences, net	¥ 2,191	¥ (2,001)	¥ (3,574)